Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 5,990,687	$ 5,713,085
Accumulated depreciation	894,964	720,814
Net book value	5,095,723	4,992,271
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	5,708,685	5,391,713
Accumulated depreciation	894,964	720,814
Net book value	4,813,721	4,670,899
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	282,002	321,372
Net book value	$ 282,002	$ 321,372